GOODWILL AND OTHER INTANGIBLE ASSETS (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) segment	Dec. 31, 2014 USD ($)
GOODWILL AND OTHER INTANGIBLE ASSETS
Number of reporting units | segment	2
Changes in carrying amount of goodwill
Balance at the beginning of the period	$ 562,250	$ 540,839
Additions		22,539
Foreign Currency Translation	(837)	(1,128)
Balance at the end of the period	561,413	562,250
Exchange reporting unit
Changes in carrying amount of goodwill
Balance at the beginning of the period	495,748	483,462
Additions		12,286
Balance at the end of the period	495,748	495,748
Rental reporting unit
Changes in carrying amount of goodwill
Balance at the beginning of the period	20,396	20,396
Balance at the end of the period	20,396	20,396
VO management reporting unit
Changes in carrying amount of goodwill
Balance at the beginning of the period	39,160	36,981
Additions		3,307
Foreign Currency Translation	(837)	(1,128)
Balance at the end of the period	38,323	39,160
VO sales and financing reporting unit
Changes in carrying amount of goodwill
Balance at the beginning of the period	6,946
Additions		6,946
Balance at the end of the period	$ 6,946	$ 6,946